Operating Lease - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Schedule of Maturities of Lease Liabilities [Abstract]
For the nine months ending December 31, 2026	$ 3,507,226
For the year ending December 31, 2027	4,772,957
For the year ending December 31, 2028	4,927,343
For the year ending December 31, 2029	5,111,358
For the year ending December 31, 2030	5,263,011
Thereafter	21,356,333
Total lease payments	44,938,228
Less: Imputed interest	7,907,744
Present value of operating lease liabilities	$ 37,030,484	$ 37,341,767